Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Income (Loss) Per Share

10. INCOME (LOSS) PER SHARE

Basic earnings per share, which excludes dilution, is computed by dividing Net Income (Loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The number of incremental shares from the assumed issuance of shares relating to share based awards is calculated by applying the treasury stock method.

The following table shows the computation of basic and diluted earnings per share for the three months ended June 30, 2024 and 2023 in thousands, except share and per share amounts:

	Three Months Ended June 30,
	2024	2023
Numerator:
Net income (loss)	$284	$(7,471)
Denominator:
Weighted average common shares outstanding - Basic	60,008,779	56,857,629
Dilutive effect of stock options, RSUs and warrants	23,029,458	—
Weighted average common shares outstanding - Diluted	83,633,139	56,857,629
Basic earnings (loss) per share	$ 0.00	$(0.13)
Diluted earnings (loss) per share (1)	$ 0.00	$(0.13)

The following table shows the computation of basic and diluted earnings per share for the six months ended June 30, 2024 and 2023 in thousands, except share and per share amounts:

	Six Months Ended June 30,
	2024	2023
Numerator:
Net loss	$(6,095)	$(13,543)
Denominator:
Weighted average common shares outstanding - Basic	59,621,946	55,680,815
Dilutive effect of stock options, RSUs and warrants	—	—
Weighted average common shares outstanding - Diluted	59,621,946	55,680,815
Basic loss per share	$(0.10)	$(0.24)
Diluted loss per share (1)	$(0.10)	$(0.24)

(1) There were 17,732,764 warrants, 246,667 options, and 5,179,222 RSUs outstanding at June 30, 2024 and there were 12,376,020 warrants, 470,668 options, and 4,772,923 RSUs outstanding at June 30, 2023. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the six months ended June 30, 2024 and 2023 and three months ended June 30, 2023, as inclusion would have an anti-dilutive effect.

14. LOSS PER SHARE

Basic earnings per share, which excludes dilution, is computed by dividing Net Income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The number of incremental shares from the assumed issuance of shares relating to share based awards is calculated by applying the treasury stock method.

The following table shows the computation of basic and diluted earnings per share:

	December 31, 2023	December 31, 2022
Numerator:
Net income (loss)	$(21,010,541)	$(15,820,997)
Denominator:
Weighted average common shares outstanding - Basic	56,763,879	52,074,647
Dilutive effect of stock options, RSUs and warrants	—	—

Weighted average common shares outstanding - Diluted	56,763,879	52,074,647

Basic loss per share	$(0.37)	$(0.30)
Diluted loss per share (1)	$(0.37)	$(0.30)

(1) There were 22,518,894 warrants, 470,668 options, and 5,056,270 RSUs outstanding at December 31, 2023 and there were 19,633,911 warrants, 820,668 options, and 3,293,337 RSUs outstanding at December 31, 2022. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the years ended December 31, 2023 and 2022 as inclusion would have an anti-dilutive effect.